Asset retirement obligations - Summary of present value of estimated future net cash outflows (Details)	Dec. 31, 2021	Dec. 31, 2020
Turkey | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.30%	0.70%
Discount rate	1.30%	0.70%
Turkey | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.90%	1.50%
Discount rate	1.90%	1.50%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	150.00%	90.00%
Discount rate	150.00%	90.00%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	0.70%	40.00%
Discount rate	0.70%	40.00%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.90%	170.00%
Discount rate	1.90%	170.00%
Romania
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	190.00%	150.00%
Discount rate	190.00%	150.00%